UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03175

Prudential Sector Funds, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

800-225-1852

Registrant’s telephone number, including area code:

Date of fiscal year end: 11/30/2010

Date of reporting period: 8/31/2010

Item 1.	Schedule of Investments

Prudential Financial Services Fund

Schedule of Investments

as of August 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.8%

COMMON STOCKS

Capital Markets 16.1%
1,246,304	Aberdeen Asset Management PLC (United Kingdom)	$2,572,733
106,700	Ameriprise Financial, Inc.(a)	4,649,986
351,723	Bluebay Asset Management PLC (United Kingdom)	1,553,528
96,083	Julius Baer Group Ltd. (Switzerland)	3,389,049
772,200	Man Group PLC (United Kingdom)	2,465,678
431,425	UBS AG (Switzerland)(b)	7,300,548
14,994	Verwaltungs-und Privat-Bank AG (Liechtenstein)	1,668,872

		23,600,394

Commercial Banks 57.6%
4,228,000	Agricultural Bank of China Ltd. (China) (Class H Stock)(b)	1,913,233
218,400	Banco Do Brasil SA (Brazil)	3,529,220
1,195,300	Bangkok Bank PCL (Thailand)	5,848,549
61,553	BankNordik P/F (Faroe Islands)(b)	1,456,429
108,100	Bank of Nova Scotia (Canada)	5,195,410
9,707	Banque Cantonale Vaudoise (Switzerland)	4,637,178
102,496	BNP Paribas (France)	6,412,576
20,700	Citizens & Northern Corp.(a)	218,178
382,867	Credito Emiliano SpA (Italy)	2,260,978
3,182,000	Dah Sing Banking Group Ltd. (Hong Kong)(b)	4,896,389
487,304	DnB NOR ASA (Norway)	5,381,138
16,651	Gronlandsbanken (Denmark)(b)	1,140,858
290,060	Itau Unibanco Holding SA (Brazil), ADR	6,256,594
539,661	Karnataka Bank Ltd. (India)	1,947,195
1,434,100	Metropolitan Bank & Trust Co. (Philippines)	2,025,974
607,400	Mitsubishi UFJ Financial Group, Inc. (Japan)	2,879,993
112,500	National Bank of Canada (Canada)	6,496,694
4,751	Ringkjoebing Landbobank A/S (Denmark)(b)	453,705
1,399,200	Security Bank Corp. (Philippines)	2,311,292
96,855	Societe Generale (France)	4,931,675
233,234	Standard Chartered PLC (United Kingdom)	6,254,365
32,823	State Bank of India (India)	1,939,036
30,300	Sterling Bancorp (Class N Stock)	263,610
474,169	UCO Bank (India)	1,126,059
70,807	Vestjysk Bank A/S (Denmark)(b)	759,350
158,500	Wells Fargo & Co.	3,732,675

		84,268,353

Consumer Finance 0.7%
70,100	Discover Financial Services	1,017,151

Diversified Financial Services 6.3%
198,400	Bank of America Corp.	2,470,080
30,311	Deutsche Boerse AG (Germany)	1,852,209
153,000	ING Groep NV (Netherlands), ADR(a)	1,358,640
713	Osaka Securities Exchange Co. Ltd. (Japan)	3,465,151

		9,146,080

Insurance 14.2%
89,100	ACE Ltd.(a)	4,764,177
93,900	Allstate Corp. (The)	2,591,640
177,300	Hartford Financial Services Group, Inc. (The)	3,574,368
553,628	Prudential PLC (United Kingdom)	4,805,739
46,230	Tryg A/S (Denmark)	2,478,905
127,600	Unum Group	2,558,380

		20,773,209

IT Services 2.3%
105,200	Euronet Worldwide, Inc.(b)	1,481,216
64,700	Lender Processing Services, Inc.	1,897,651

		3,378,867

Thrifts & Mortgage Finance 1.6%
274,404	Beneficial Mutual Bancorp, Inc.(b)	2,288,529

	Total long-term investments (cost $115,689,781)	144,472,583

SHORT-TERM INVESTMENT 7.9%
Affiliated Money Market Mutual Fund

11,651,562	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $11,651,562; includes $9,567,770 of cash collateral received for securities on loan)(c)(d)	11,651,562

	Total Investments(e) 106.7% (cost $127,341,343)(f)	156,124,145

	Liabilities in excess of other assets (6.7%)	(9,855,327)

	Net Assets 100.0%	$146,268,818

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $9,378,539; cash collateral of $9,567,770 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	As of August 31, 2010, nine securities representing $26,439,638 and 18.1% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of August 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$127,673,592	$30,660,736	$(2,210,183)	$28,450,553

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Brazil	$9,785,814	$—	$—
Canada	11,692,104	—	—
China	1,913,233	—	—
Denmark	4,832,818	—	—
Faroe Islands	1,456,429	—	—
France	11,344,251	—	—
Germany	1,852,209	—	—
Hong Kong	—	4,896,389	—
India	—	5,012,290	—
Italy	2,260,978	—	—
Japan	—	6,345,144	—
Liechtenstein	1,668,872	—	—
Netherlands	1,358,640	—	—
Norway	5,381,138	—	—
Philippines	—	4,337,266	—
Switzerland	15,326,775	—	—
Thailand	—	5,848,549	—
United Kingdom	17,652,043	—	—
United States	31,507,641	—	—
Affiliated Money Market Mutual Fund	11,651,562	—	—

Total	$129,684,507	$26,439,638	$—

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2010 were as follows:

United States	29.5%
United Kingdom	12.1
Switzerland	10.5
Canada	8.0
France	7.8
Brazil	6.7
Japan	4.3
Thailand	4.0
Norway	3.7
India	3.4
Denmark	3.3
Hong Kong	3.3
Philippines	3.0
Italy	1.5
China	1.3
Germany	1.3
Liechtenstein	1.1
Faroe Islands	1.0
Netherlands	0.9

106.7
Liabilities in excess of other assets	(6.7)

100.0%

Prudential Jennison Utility Fund

Schedule of Investments

as of August 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.4%

COMMON STOCKS 96.9%

Commercial Services & Supplies 2.6%
2,735,550	EnergySolutions, Inc.	$12,528,819
1,332,777	IESI-BFC Ltd.	31,493,521
852,245	Republic Services, Inc.	25,081,570

		69,103,910

Construction & Engineering 1.8%
1,167,088	Chicago Bridge & Iron Co. NV(a)	25,419,177
2,520,758	Ferrovial SA (Spain)	22,150,189

		47,569,366

Diversified Telecommunication Services 3.6%
3,567,383	Alaska Communications Systems Group, Inc.(b)	34,460,920
1,286,947	Chunghwa Telecom Co. Ltd. (Taiwan), ADR(b)	26,472,500
1,276,067	City Telecom H.K. Ltd. (Hong Kong), ADR	15,287,282
716,042	Consolidated Communications Holdings, Inc.	12,416,168
1,706,000	Maxcom Telecomunicaciones SAB de CV (Mexico), ADR(a)(b)	5,561,560

		94,198,430

Electric Utilities 19.1%
1,180,711	American Electric Power Co., Inc.	41,808,977
559,100	CEZ A.S. (Czech Republic)	23,435,569
2,026,200	Cleco Corp.	57,402,246
679,500	CPFL Energia SA (Brazil)(c)	15,801,156
596,972	CPFL Energia SA (Brazil), 144A(c)	13,882,042
790,600	Edison International	26,682,750
947,929	Entergy Corp.	74,734,722
3,531,865	Great Plains Energy, Inc.	65,304,184
724,100	NextEra Energy, Inc.	38,905,893
1,533,631	PPL Corp.(b)	41,653,418
1,093,229	Progress Energy, Inc.	46,910,456
960,490	Southern Co.(b)	35,240,378
773,242	Westar Energy, Inc.	18,534,611

		500,296,402

Electrical Equipment
128,100	A123 Systems, Inc.(a)(b)	839,055

Gas Utilities 4.1%
1,123,739	Enagas (Spain)	19,865,619
579,897	Energen Corp.	24,750,004
1,279,392	Oneok, Inc.	54,898,711
451,431	Questar Corp.	7,349,297

		106,863,631

Independent Power Producers & Energy Traders 6.7%
1,255,394	AES Corp. (The)(a)	12,855,234
3,485,400	Calpine Corp.(a)	44,334,288
6,303,216	China Hydroelectric Corp. (China), ADR(a)	38,071,425
1,943,228	MPX Energia SA (Brazil), 144A(a)(c)	32,065,337
2,310,226	NRG Energy, Inc.(a)(b)	46,943,792

		174,270,076

Internet Software & Services 1.7%
2,318,742	Rackspace Hosting, Inc.(a)(b)	45,656,030

Media 1.5%
2,214,825	Comcast Corp. (Class A Stock)(b)	37,917,804

Multi-Utilities 21.6%
4,418,575	CenterPoint Energy, Inc.	65,350,724
6,626,700	Centrica PLC (United Kingdom)	33,060,326
3,273,662	CMS Energy Corp.(b)	57,289,085
482,500	Dominion Resources, Inc.	20,631,700
3,750,300	NiSource, Inc.	65,030,202
1,436,500	PG&E Corp.	67,170,740
1,097,800	Public Service Enterprise Group, Inc.	35,085,688
721,323	SCANA Corp.(b)	28,153,237
1,983,600	Sempra Energy	101,004,912
949,964	Wisconsin Energy Corp.(b)	52,950,994
1,738,800	Xcel Energy, Inc.(b)	38,792,628

		564,520,236

Oil, Gas & Consumable Fuels 20.0%
751,692	Alpha Natural Resources, Inc.(a)	27,910,324
1,954,104	Copano Energy LLC(b)	49,087,093
610,600	Crescent Point Energy Corp. (Canada)	21,501,411
308,500	Crescent Point Energy Corp. (Canada), 144A	10,863,389
536,046	Enbridge, Inc. (Canada)	26,667,830
1,741,200	Energy Transfer Equity LP(b)	60,506,700
1,012,290	EQT Corp.(b)	33,000,654
7,600,000	Essar Energy PLC (United Kingdom), 144A(a)(c)	47,963,315
3,749,970	OPTI Canada, Inc. (Canada)(a)(b)	3,622,140
451,431	QEP Resources, Inc.	13,105,042
2,104,541	Regency Energy Partners LP(b)	50,045,985
1,131,565	Southern Union Co.	25,460,212
1,855,300	Spectra Energy Corp.	37,736,802
910,600	TransCanada Corp. (Canada)(b)	32,449,759
306,100	Whiting Petroleum Corp.(a)	25,969,524
1,376,872	Williams Cos., Inc. (The)	24,962,689
771,604	Williams Partners LP(b)	32,492,245

		523,345,114

Real Estate Investment Trusts 1.0%
445,995	Digital Realty Trust, Inc.(b)	26,434,124

Road & Rail 1.6%
295,864	CSX Corp.	14,760,655
372,216	Union Pacific Corp.	27,149,435

		41,910,090

Transportation Infrastructure 3.6%
1,174,366	Aegean Marine Petroleum Network, Inc.	17,486,309
705,800	Cia de Concessoes Rodoviarias (Brazil)	16,139,461
1,250,000	Cia de Concessoes Rodoviarias (Brazil), 144A(c)	28,583,630
5,233,500	EcoRodovias Infraestrutura e Logistica SA (Brazil), 144A(a)(c)	32,987,812

		95,197,212

Wireless Telecommunication Services 8.0%
680,064	America Movil SAB de CV (Mexico), ADR	31,711,384
1,147,340	American Tower Corp. (Class A Stock)(a)	53,764,353
1,400,766	Crown Castle International Corp.(a)	57,599,498
1,821,808	NII Holdings, Inc.(a)	66,040,540

		209,115,775

	Total common stocks (cost $2,299,344,220)	2,537,237,255

PREFERRED STOCK 0.5%

Electric Utilities
226,100	Great Plains Energy, Inc. (cost $11,305,000)	14,018,200

Principal Amount (000)
CORPORATE BOND 1.0%
Capital Markets
$28,000	Goldman Sachs Group, Inc. (The), Private Placement, 144A, 0.150%, 01/04/13 (original cost $28,000,000; purchased 08/06/10)(a)(c)(d)(e)	26,659,528

Units
WARRANT

Oil, Gas & Consumable Fuels
732,600	Rentech, Inc., Private Placement, expiring 04/20/12 (original cost $0; purchased 04/23/07)(a)(c)(d)	—	(i)

	Total long-term investments (cost $2,338,649,220)	2,577,914,983

Shares
SHORT-TERM INVESTMENT 11.9%

Affiliated Money Market Mutual Fund
311,525,746	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $311,525,746; includes $279,054,876 of cash collateral received for securities on loan)(f)(g)	311,525,746

	Total Investments, Before Options Written 110.3% (cost $2,650,174,966)	2,889,440,729

Contracts
OPTIONS WRITTEN(a)
Call Options
Wireless Telecommunication Services
1,300	NII Holdings, Inc., expiring 09/18/10, Strike Price $42.00 (premium received $135,354)	(26,000	) (i)

	Total Investments, Net of Options Written(h) 110.3% (cost $2,650,039,612)(j)	2,889,414,729

	Liabilities in excess of other assets (10.3%)	(270,674,752)

	Net Assets 100.0%	$2,618,739,977

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $269,740,107; cash collateral of $279,054,876 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security, the aggregate original cost of such securities is $28,000,000. The aggregate value of $26,659,528 is approximately 1.0% of net assets.
(e)	Represents a zero coupon bond. Rate shown reflects the effective yield at August 31, 2010.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	As of August 31, 2010, 1 security representing $0 and 0.0% of net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(i)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2010.
(j)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,627,209,965	$466,593,814	$(204,389,050)	$262,204,764

The difference between book basis and tax basis is primarily attributable to investments in partnerships.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,537,237,255	$—	$—
Preferred Stock	14,018,200	—	—
Warrant	—	—	—	(b)
Corporate Bond	—	26,659,528	—
Affiliated Money Market Mutual Fund	311,525,746	—	—
Written Options	(26,000)	—	—

Total	$2,862,755,201	$26,659,528	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Corporate Bond		Warrant
Balance as of 11/30/09	$8,177,639	$48,807,224	$—	(a)	$172,029
Realized gain (loss)	(34,626,921)	(10,000,000)	(10,241,469)		—
Change in unrealized appreciation (depreciation)*	37,500,532	7,192,776	10,226,895		(172,029)
Purchases	—	—	—		—
Sales	(11,051,250)	(46,000,000)	—		—
Accrued discount/premium	—	—	14,574		—
Transfers in Level 3	—	—	—		—
Transfers out of Level 3	—	—	—		—

Balance as of 8/31/10	$—	$—	$—		$—	(b)

(a)	As of November 30, 2009, the Fund held one corporate bond in the portfolio, which is fair valued at zero.
(b)	As of August 31, 2010, the Fund held one warrant in the portfolio, which is fair valued at zero.
*	Of which, $(172,029) was included in Net Assets relating to securities held at the reporting period end.

Prudential Jennison Health Sciences Fund

Schedule of Investments

as of August 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS 90.6%

Biotechnology 48.2%
758,300	Achillion Pharmaceuticals, Inc.(a)	$1,986,746
453,100	Alexion Pharmaceuticals, Inc.(a)	25,586,557
2,412,100	Allos Therapeutics, Inc.(a)(b)	8,804,165
398,230	Anadys Pharmaceuticals, Inc.(a)	676,991
548,518	Arena Pharmaceuticals, Inc.(a)(b)	3,570,852
2,517,600	Ariad Pharmaceuticals, Inc.(a)(b)	8,811,600
238,100	AVEO Pharmaceuticals, Inc.(a)(b)	2,076,232
1,167,537	BioMarin Pharmaceutical, Inc.(a)(b)	23,689,326
403,500	Celgene Corp.(a)	20,788,320
425,550	Cytori Therapeutics, Inc.(a)(b)	1,919,230
364,218	Dendreon Corp.(a)(b)	13,053,573
193,600	Gilead Sciences, Inc.(a)	6,168,096
595,096	Human Genome Sciences, Inc.(a)(b)	17,311,343
2,266,800	Incyte Corp. Ltd.(a)(b)	28,380,336
298,771	Intercell AG (Austria)(a)	5,489,956
1,829,011	Ironwood Pharmaceuticals, Inc.(a)(b)	16,954,932
960,512	Merrimack Pharmaceuticals, Inc., Private Placement (original cost $4,322,304; purchased 3/24/06)(a)(c)(d)	5,112,114
1,201,700	NPS Pharmaceuticals, Inc.(a)	7,823,067
246,600	Targacept, Inc.(a)(b)	5,121,882
430,900	Tengion, Inc.(a)	1,305,627
383,080	United Therapeutics Corp.(a)(b)	17,705,958
500,500	Vertex Pharmaceuticals, Inc.(a)(b)	16,686,670
744,900	Zymogenetics, Inc.(a)(b)	3,724,500

		242,748,073

Food & Staples Retailing 1.2%
215,882	CVS Caremark Corp.	5,828,814

Healthcare Equipment & Supplies 5.0%
61,100	Alcon, Inc.	9,910,420
169,200	Baxter International, Inc.	7,201,152
36,921	HeartWare International, Inc.(a)(b)	2,391,004
4,000,000	Lombard Medical Technologies PLC (United Kingdom)(a)	54,169
149,229	Thoratec Corp.(a)(b)	4,805,174
187,670	Uroplasty, Inc.(a)	810,734

		25,172,653

Healthcare Providers & Services 10.9%
397,740	AMERIGROUP Corp.(a)(b)	14,676,606
427,029	Centene Corp.(a)(b)	8,634,526
90,522	DaVita, Inc.(a)	5,849,532

196,459	Express Scripts, Inc.(a)	8,369,154
42,700	Sinopharm Group Co. (China) (Class H Stock), 144A	163,781
422,300	UnitedHealth Group, Inc.	13,395,356
124,443	Universal Health Services, Inc. (Class B Stock)	3,907,510

		54,996,465

Healthcare Technology 0.6%
184,996	Allscripts Healthcare Solutions, Inc.(a)	3,091,283

Life Sciences Tools & Services 1.7%
144,300	Illumina, Inc.(a)(b)	6,189,027
56,100	Life Technologies Corp.(a)	2,399,397

		8,588,424

Pharmaceuticals 23.0%
63,519	Allergan, Inc.	3,901,337
842,594	Ardea Biosciences, Inc.(a)(b)	16,969,843
1,317,200	ARYx Therapeutics, Inc.(a)(b)	487,364
1,289,683	Corcept Therapeutics, Inc.(a)(b)	3,598,216
1,644,777	Elan Corp. PLC (Ireland), ADR(a)	7,204,123
1,096,749	Impax Laboratories, Inc.(a)	17,186,057
1,456,200	Inspire Pharmaceuticals, Inc.(a)	7,062,570
602,620	MAP Pharmaceuticals, Inc.(a)(b)	6,517,335
235,917	Medicines Co. (The)(a)	2,713,045
109,400	Novartis AG (Switzerland), ADR(b)	5,742,406
534,300	Salix Pharmaceuticals Ltd.(a)(b)	20,228,598
285,347	Shire PLC (Ireland), ADR(b)	18,461,951
116,800	Teva Pharmaceutical Industries Ltd. (Israel), ADR	5,907,744

		115,980,589

	Total Common Stocks (cost $351,649,795)	456,406,301

PREFERRED STOCKS 8.0%

Biotechnology 0.9%
1,400,000	Chemocentryx, Inc., Private Placement, Series C (original cost $4,900,000; purchased 6/13/06)(a)(c)(d)	4,450,417

Healthcare Equipment & Supplies 0.3%
77,000	SuperDimension Ltd., Private Placement, Series D-1 (original cost $1,650,110; purchased 5/23/08)(a)(c)(d)	935,564

63,000	SuperDimension Ltd., Private Placement, Series D-2 (original cost $1,350,090; purchased 5/23/08)(a)(c)(d)	765,461

		1,701,025

Pharmaceuticals 6.8%
2,200,000	Eagle Pharmaceuticals, Inc., Private Placement, Series B (original cost $4,004,000; purchased 8/11/08)(a)(c)(d)	4,625,025
28,786	Mylan, Inc. 6.500%, 11/15/10 Series	29,798,115

		34,423,140

	Total Preferred Stocks (cost $37,018,177)	40,574,582

Units
WARRANTS(a)(e) 0.3%

Biotechnology 0.1%
679,000	Anadys Pharmaceuticals, Inc., expiring 6/9/14, Private Placement (original cost $0; purchased 6/4/09)(c)(d)	109,956
227,400	Cytori Therapeutics, Inc., expiring 2/28/12, Private Placement (original cost $31,836; purchased 2/23/07)(c)(d)	81,210
222,500	Cytori Therapeutics, Inc., expiring 8/11/13, Private Placement (original cost $0; purchased 8/11/08)(c)(d)	82,334
2,850,000	Titan Pharmaceuticals, Inc. expiring 12/21/12, Private Placement (original cost $0; purchased 12/21/07)(c)(d)	108,274

		381,774

Healthcare Equipment & Supplies
226,804	EnteroMedics, Inc., expiring 2/20/13, Private Placement (original cost $170,103; purchased 2/20/09)(c)(d)	13,090
600,000	Lombard Medical Technologies (United Kingdom), Warrant B, expiring 6/15/12, Private Placement (original cost $0; purchased 7/10/07)(c)(d)	—

		13,090

Pharmaceuticals 0.2%
341,250	Akorn, Inc., expiring 3/8/11, Private Placement (original cost $0; purchased 3/8/06)(c)(d)	9,781
94,275	Ardea Biosciences, Inc., expiring 12/19/13, Private Placement (original cost $11,784; purchased 12/19/08)(c)(d)	922,370

357,600	ARYx Therapeutics, Inc., expiring 11/13/13, Private Placement (original cost $44,700; purchased 11/13/08)(c)(d)	2,319

		934,470

	Total Warrants (cost $258,423)	1,329,334

	Total long-term investments (cost $388,926,395)	498,310,217

Shares
SHORT-TERM INVESTMENT 33.4%

Affiliated Money Market Mutual Fund

167,935,433	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $167,935,433; includes $161,872,571 of cash collateral received for securities on loan)(f)(g)	167,935,433

	Total Investments (h) 132.3% (cost $556,861,828)	$666,245,650

	Liabilities in excess of other assets (32.3%)	(162,695,474)

	Net Assets 100.0%	$503,550,176

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $156,617,215; cash collateral of $161,872,571 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security, the aggregate original cost of such securities is $16,484,927. The aggregate value of $17,217,915 is approximately 3.4% of net assets.
(e)	The amount represents fair value of derivative instruments subject to equity interest risk exposure as of August 31, 2010.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	As of August 31, 2010, 14 securities representing $17,381,696 and 3.5% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2010 were as follows:

Tax basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$557,021,136	$131,264,254	$(22,039,740)	$109,224,514

The difference between the book basis and the tax basis is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$451,130,406	$163,781	$5,112,114
Preferred Stocks	29,798,115	—	10,776,467
Warrants	—	—	1,329,334
Affiliated Money Market Mutual Fund	167,935,433	—	—

Total	$648,863,954	$163,781	$17,217,915

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants
Balance as of 11/30/09	$34,886,587	$13,441,819	$3,808,015
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	(21,134,473)	(2,665,352)	(2,478,681)
Purchases	—	—	—
Sales	(8,640,000)	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 8/31/10	$5,112,114	$10,776,467	$1,329,334

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

*	Of which, $(5,578,729) was included in Net Assets relating to securities held at the reporting period end.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Health Sciences Fund and Utility Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Funds as of August 31, 2010 may include registration rights. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Investments in open end, non-exchange traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2. The Core Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Sector Funds, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date October 21, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 21, 2010

*	Print the name and title of each signing officer under his or her signature.